The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date (Details) - EUR (€)
€ in Thousands
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Borrowings		€ 57,834	€ 53,363	€ 26,316
Lease liabilities		56,822	52,088
Refund liabilities		254,581	111,426	€ 6,553
Trade payables and accruals		16,035	24,898
Tax and employee-related liabilities		83
Other liabilities		5,019	2,913
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Borrowings		75,621	77,980
Lease liabilities		58,456	63,464
Refund liabilities		151,260	301,145
Trade payables and accruals		36,212	68,119
Tax and employee-related liabilities	[1]	8,300	10,101
Other liabilities		52	52
		329,901	520,861
Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings		7,004	7,121
Lease liabilities		3,442	4,060
Refund liabilities		20,025	101,070
Trade payables and accruals		36,212	68,119
Tax and employee-related liabilities	[1]	8,300	10,101
Other liabilities		27	27
		75,010	190,499
Liquidity risk [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings		25,569	48,560
Lease liabilities		28,078	29,011
Refund liabilities		82,670	132,355
Trade payables and accruals
Tax and employee-related liabilities	[1]
Other liabilities		25	25
		136,342	209,952
Liquidity risk [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings		37,900	20,534
Lease liabilities		3,677	5,761
Refund liabilities		48,566	55,000
Trade payables and accruals
Tax and employee-related liabilities	[1]
Other liabilities
		90,142	81,295
Liquidity risk [member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Borrowings		5,148	1,765
Lease liabilities		9,446	12,798
Refund liabilities			12,720
Trade payables and accruals
Tax and employee-related liabilities	[1]
Other liabilities
		14,594	27,282
Liquidity risk [member] | Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Borrowings
Lease liabilities		9,963	9,928
Refund liabilities
Trade payables and accruals
Tax and employee-related liabilities	[1]
Other liabilities
		9,963	9,928
Liquidity risk [member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Borrowings
Lease liabilities		3,850	1,905
Refund liabilities
Trade payables and accruals
Tax and employee-related liabilities	[1]
Other liabilities
		€ 3,850	€ 1,905

[1]	Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.